Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (38,515)	$ (37,145)
Adjustments to reconcile net loss to net cash from (used in) operating activities:
Depreciation	8,759	9,082
Amortization of deferred financing costs and debt discount	11,942	8,160
Noncash interest paid in kind	15,912	13,502
Loss on sale of property, plant & equipment	256	64
Unrealized foreign currency (gain) loss	(771)	580
Deferred income taxes	(5,605)	(7,071)
Noncash rent expense	247
Noncash compensation expense	2,862	2,784
Other, net	0	631
Changes in assets and liabilities:
Accounts receivable	5,143	(6,100)
Inventories	16,286	(7,730)
Prepaid expenses and other current assets	3,963	(2,955)
Other noncurrent assets	(428)	740
Prepaid pension costs	(1,190)	(2,717)
Accounts payable	(1,014)	1,370
Accrued payroll and employee benefits	(3,983)	3,453
Income tax payable and receivable	(1,750)	1,624
Accrued and other current liabilities	(1,397)	(1,120)
Postretirement benefit obligations and other noncurrent liabilities	107	(933)
Net cash from (used in) operating activities	10,824	(23,781)
Investing activities:
Capital expenditures	(4,021)	(5,687)
Proceeds from sale of property, plant and equipment	442	77
Net cash used in investing activities	(3,579)	(5,610)
Financing activities:
Repayments of short-term borrowings, net	(2,461)	(115)
Proceeds from long-term debt including credit facilities	3,500	49,954
Repayments of long-term debt including credit facilities	(9,988)	(21,130)
Principal paid on finance leases	(611)
Payments of debt issue costs	0	(499)
Payments of build-to-suit liability	0	(897)
Net cash (used in) from financing activities	(9,560)	27,313
Effect of exchange rate changes on cash and cash equivalents	80	(358)
Net change in cash and cash equivalents	(2,235)	(2,436)
Cash and cash equivalents—beginning of year	8,668	11,104
Cash and cash equivalents—end of year	$ 6,433	$ 8,668